RESTRICTED CASH (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Detailed Information About Restricted Cash [Abstract]
Summary of restricted cash
Brookfield Renewable’s restricted cash is as follows:

(MILLIONS)	June 30, 2023	December 31, 2022
Operations	$139	$93
Credit obligations	47	56
Capital expenditures and development projects	10	42
Total	196	191
Less: non-current	(60)	(52)
Current	$136	$139